Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 0	$ 0
Restricted cash	1,477	1,589
Accounts and other receivables	240	191
Accounts receivable—affiliate	114	163
Advances to affiliate	97	36
Inventory	83	95
Other current assets	54	65
Total current assets	2,065	2,139
Property, plant and equipment, net	15,145	15,139
Debt issuance costs, net	34	38
Non-current derivative assets	24	31
Other non-current assets, net	197	206
Total assets	17,465	17,553
Current liabilities
Accounts payable	11	12
Accrued liabilities	509	637
Due to affiliates	30	68
Deferred revenue	95	111
Deferred revenue—affiliate	0	1
Derivative liabilities	4	0
Total current liabilities	649	829
Long-term debt, net	16,052	16,046
Non-current deferred revenue	0	1
Non-current derivative liabilities	3	3
Other non-current liabilities	11	10
Other non-current liabilities—affiliate	25	25
Partners’ equity
Common unitholders’ interest (348.6 million units issued and outstanding at March 31, 2018 and December 31, 2017)	1,731	1,670
Subordinated unitholders’ interest (135.4 million units issued and outstanding at March 31, 2018 and December 31, 2017)	(1,019)	(1,043)
General partner’s interest (2% interest with 9.9 million units issued and outstanding at March 31, 2018 and December 31, 2017)	13	12
Total partners’ equity	725	639
Total liabilities and partners’ equity (deficit)	$ 17,465	$ 17,553